Business Combination	6 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Business combination

Note 4 — Business combination

Acquisition of Beijing Younike

On December 23, 2022, Zheyi Hu and Xiaofei Han transferred 100% equity interest of Younike to Viwotong Tech. The aggregate purchase price was 0. As a result, Younike became wholly owned subsidiary of Viwotong Tech.